Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Domestic and Foreign Components of Loss from Continuing Operations before Income Taxes
The components of our loss from continuing operations before income taxes are as follows:

	Year ended December 31,
	2014		2013		2012
	in millions

U.S.	$(1,105.6)		$(306.3)		$(73.3)
The Netherlands	(644.5)	—	799.9	—	(152.3)
U.K.	585.7		(976.0)		(11.6)
Switzerland	326.1		284.3		274.8
Germany	(294.7)	—	(355.8)	—	(498.4)
Belgium	21.5	—	89.5	—	96.9
Other	55.6		(62.1)		(145.0)
Total	$(1,055.9)		$(526.5)		$(508.9)

Schedule Of Income Tax Expense Benefit Text Block
Income tax benefit (expense) consists of:

	Current	Deferred	Total
	in millions
Year ended December 31, 2014:
Continuing operations:
U.K.	$(2.1)	$113.4	$111.3
U.S. (a)	(22.5)	129.6	107.1
Belgium	(138.7)	31.7	(107.0)
Switzerland	(76.8)	3.1	(73.7)
The Netherlands	11.1	42.5	53.6
Germany	(22.6)	37.0	14.4
Other	(24.0)	(6.7)	(30.7)
Total — continuing operations	$(275.6)	$350.6	$75.0
Discontinued operations	$—	$(0.1)	$(0.1)

Year ended December 31, 2013:
Continuing operations:
U.K	$(2.4)	$(245.2)	$(247.6)
Belgium	(97.1)	(16.2)	(113.3)
The Netherlands	0.5	97.3	97.8
Switzerland	(53.6)	(4.4)	(58.0)
Germany	(13.2)	(38.1)	(51.3)
U.S. (a)	(106.0)	104.9	(1.1)
Other	(65.1)	83.1	18.0
Total — continuing operations	$(336.9)	$(18.6)	$(355.5)
Discontinued operations	$(20.5)	$(2.2)	$(22.7)

Year ended December 31, 2012:
Continuing operations:
Germany	$4.0	$119.6	$123.6
The Netherlands	(8.2)	(67.6)	(75.8)
Switzerland	(8.7)	(63.7)	(72.4)
Belgium	(1.5)	(54.5)	(56.0)
U.S. (a)	38.2	(44.6)	(6.4)
U.K.	(0.1)	(0.7)	(0.8)
Other	(62.7)	75.5	12.8
Total — continuing operations	$(39.0)	$(36.0)	$(75.0)
Discontinued operations	$(14.8)	$(13.3)	$(28.1)
_______________

(a)	Includes federal and state income taxes. Our U.S. state income taxes were not material during any of the years presented.

Income Tax Benefit (Expense) Reconciliation Table
Income tax benefit (expense) attributable to our loss from continuing operations before income taxes differs from the amounts computed using the applicable income tax rate as a result of the following factors:

	Year ended December 31,
	2014	2013	2012
	in millions

Computed “expected” tax benefit (a)	$221.7	$121.1	$178.1
Change in valuation allowances (b):
Decrease	(373.1)	(112.6)	(148.3)
Increase	11.9	31.7	25.6
International rate differences (b) (c):
Increase	266.4	148.2	60.6
Decrease	(27.6)	(50.8)	(81.8)
Non-deductible or non-taxable interest and other expenses (b):
Decrease	(236.5)	(133.5)	(84.7)
Increase	58.0	85.2	2.4
Tax effect of intercompany financing	166.9	82.7	—
Basis and other differences in the treatment of items associated with investments in subsidiaries and affiliates	(135.4)	(4.0)	(24.6)
Non-deductible or non-taxable foreign currency exchange results (b):
Increase	71.9	0.5	—
Decrease	(16.3)	(56.1)	(10.4)
Recognition of previously unrecognized tax benefits	29.5	—	—
Enacted tax law and rate changes (d)	23.9	(377.8)	12.3
Change in subsidiary tax attributes due to a deemed change in control	—	(88.0)	—
Other, net	13.7	(2.1)	(4.2)
Total income tax benefit (expense)	$75.0	$(355.5)	$(75.0)
_______________

(a)	The statutory or “expected” tax rates are the U.K. rate of 21.0%, the U.K. rate of 23.0% and the U.S. rate of 35.0% for 2014, 2013 and 2012, respectively.

(b)	Country jurisdictions giving rise to increases are grouped together and shown separately from country jurisdictions giving rise to decreases.

(c)
Amounts reflect adjustments (either an increase or a decrease) to “expected” tax benefit for statutory rates in jurisdictions in which we operate outside of the U.K. for 2014 and 2013 and outside of the U.S. for 2012.

(d)
In April 2014, the U.K. corporate income tax rate decreased from 23.0% to 21.0%, with a further decline to 20.0% scheduled for April 2015. Substantially all of the impact of these rate changes on our deferred tax balances was recorded in the third quarter of 2013.

Schedule Of Current And Noncurrent Deferred Tax Assets And Liabilities Text Block
The current and non-current components of our deferred tax assets are as follows:

	December 31,
	2014	2013
	in millions

Current deferred tax assets	$290.3	$226.1
Non-current deferred tax assets (a)	2,587.0	2,641.8
Current deferred tax liabilities (a)	(0.6)	(1.5)
Non-current deferred tax liabilities (a)	(2,369.4)	(1,554.2)
Net deferred tax asset	$507.3	$1,312.2
_______________

(a)
Our current deferred tax liabilities are included in other accrued and current liabilities, and our non-current deferred tax assets and liabilities are included in other assets, net, and other long-term liabilities, respectively, in our consolidated balance sheets.

Schedule Of Deferred Tax Assets and Liabilities Text block
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below:

	December 31,
	2014	2013
	in millions
Deferred tax assets:
Net operating loss and other carryforwards	$6,637.9	$7,286.1
Property and equipment, net	3,469.2	3,470.7
Debt	1,189.0	837.7
Derivative instruments	345.9	518.4
Intangible assets	149.6	187.5
Other future deductible amounts	265.3	265.0
Deferred tax assets	12,056.9	12,565.4
Valuation allowance	(6,679.4)	(7,052.8)
Deferred tax assets, net of valuation allowance	5,377.5	5,512.6
Deferred tax liabilities:
Intangible assets	(2,338.2)	(1,471.1)
Property and equipment, net	(1,861.4)	(1,945.3)
Investments	(367.6)	(400.7)
Derivative instruments	(142.7)	(129.5)
Other future taxable amounts	(160.3)	(253.8)
Deferred tax liabilities	(4,870.2)	(4,200.4)
Net deferred tax asset	$507.3	$1,312.2

Summary of Operating Loss Carryforwards [Table Text Block]
The significant components of our tax loss carryforwards and related tax assets at December 31, 2014 are as follows:

Country	Tax loss carryforward	Related tax asset	Expiration date
	in millions

U.K.	$21,119.2	$4,223.8	Indefinite
The Netherlands	3,025.8	756.4	2015-2023
Germany	2,670.1	424.8	Indefinite
U.S.	1,550.3	405.1	2019-2034
Luxembourg	1,030.7	301.2	Indefinite
France	585.1	201.4	Indefinite
Belgium	506.3	172.1	Indefinite
Ireland	466.0	58.2	Indefinite
Hungary	209.8	39.9	2025
Other	240.7	55.0	Various
Total	$31,404.0	$6,637.9

Unrecognized Tax Benefits Roll Forward Table Text Block
The changes in our unrecognized tax benefits are summarized below:

	2014	2013	2012
	in millions

Balance at January 1	$490.9	$359.7	$400.6
Additions for tax positions of prior years	64.5	41.5	5.5
Reductions for tax positions of prior years	(50.2)	(14.2)	(124.2)
Additions based on tax positions related to the current year	38.2	102.3	89.9
Foreign currency translation	(27.0)	7.9	2.9
Lapse of statute of limitations	(1.9)	(6.3)	(15.0)
Settlements with tax authorities	(1.0)	—	—
Balance at December 31	$513.5	$490.9	$359.7